Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Templeton Developing Markets Trust
Entity Central Index Key	0000878087
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets Trust
Class Name	Class A
Trading Symbol	TEDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Developing Markets Trust for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$169	1.38%
[1],[2]
Expenses Paid, Amount	$ 169	[1]
Expense Ratio, Percent	1.38%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Templeton Developing Markets Trust returned 44.68%. The Fund compares its performance to the  MSCI Emerging Markets Index-NR, which returned 33.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By country, South Korea, China and Taiwan were the largest absolute contributors.
↑	Sector-wise, information technology, financials and consumer discretionary.
↑	South Korean semiconductor company SK Hynix was the largest driver of performance on continued optimism on growth in artificial intelligence (AI)-related demand.

Top detractors from performance:
↓	Hong Kong was the sole absolute detractor by country, due to Techtronic Industries.
↓	India-based information technology services firm Infosys detracted on a narrowing sales outlook and a sharp increase in the U.S. H1-B visa fees.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	44.68	5.04	10.26
Class A (with sales charge)	36.74	3.86	9.64
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI Emerging Markets Index-NR	33.57	4.20	8.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,886,881,752
Holdings Count | $ / shares	91
Advisory Fees Paid, Amount	$ 13,620,628
Investment Company Portfolio Turnover	19.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,886,881,752
Total Number of Portfolio Holdings	91
Total Management Fee Paid	$13,620,628
Portfolio Turnover Rate	19.14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 1, 2025, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in Taiwan. Also, the Fund’s principal investment strategies were revised to reflect the Fund’s decreased exposure to the consumer discretionary and communication services sectors.
Related disclosure regarding the risks of investing in securities in Taiwan was also added to the Fund’s principal risks and disclosure regarding the risks of concentration in the consumer discretionary and communication services sectors were removed.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On May 1, 2025, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in Taiwan. Also, the Fund’s principal investment strategies were revised to reflect the Fund’s decreased exposure to the consumer discretionary and communication services sectors.
Material Fund Change Risks Change [Text Block]	Related disclosure regarding the risks of investing in securities in Taiwan was also added to the Fund’s principal risks and disclosure regarding the risks of concentration in the consumer discretionary and communication services sectors were removed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets Trust
Class Name	Class C
Trading Symbol	TDMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Developing Markets Trust for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$259	2.13%
[4],[5]
Expenses Paid, Amount	$ 259	[4]
Expense Ratio, Percent	2.13%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Templeton Developing Markets Trust returned 43.58%. The Fund compares its performance to the  MSCI Emerging Markets Index-NR, which returned 33.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By country, South Korea, China and Taiwan were the largest absolute contributors.
↑	Sector-wise, information technology, financials and consumer discretionary.
↑	South Korean semiconductor company SK Hynix was the largest driver of performance on continued optimism on growth in artificial intelligence (AI)-related demand.

Top detractors from performance:
↓	Hong Kong was the sole absolute detractor by country, due to Techtronic Industries.
↓	India-based information technology services firm Infosys detracted on a narrowing sales outlook and a sharp increase in the U.S. H1-B visa fees.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	43.58	4.25	9.43
Class C (with sales charge)	42.58	4.25	9.43
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI Emerging Markets Index-NR	33.57	4.20	8.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,886,881,752
Holdings Count | $ / shares	91
Advisory Fees Paid, Amount	$ 13,620,628
Investment Company Portfolio Turnover	19.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,886,881,752
Total Number of Portfolio Holdings	91
Total Management Fee Paid	$13,620,628
Portfolio Turnover Rate	19.14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 1, 2025, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in Taiwan. Also, the Fund’s principal investment strategies were revised to reflect the Fund’s decreased exposure to the consumer discretionary and communication services sectors.
Related disclosure regarding the risks of investing in securities in Taiwan was also added to the Fund’s principal risks and disclosure regarding the risks of concentration in the consumer discretionary and communication services sectors were removed.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On May 1, 2025, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in Taiwan. Also, the Fund’s principal investment strategies were revised to reflect the Fund’s decreased exposure to the consumer discretionary and communication services sectors.
Material Fund Change Risks Change [Text Block]	Related disclosure regarding the risks of investing in securities in Taiwan was also added to the Fund’s principal risks and disclosure regarding the risks of concentration in the consumer discretionary and communication services sectors were removed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets Trust
Class Name	Class R
Trading Symbol	TDMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Developing Markets Trust for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$199	1.63%
[7],[8]
Expenses Paid, Amount	$ 199	[7]
Expense Ratio, Percent	1.63%	[7]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Templeton Developing Markets Trust returned 44.31%. The Fund compares its performance to the  MSCI Emerging Markets Index-NR, which returned 33.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By country, South Korea, China and Taiwan were the largest absolute contributors.
↑	Sector-wise, information technology, financials and consumer discretionary.
↑	South Korean semiconductor company SK Hynix was the largest driver of performance on continued optimism on growth in artificial intelligence (AI)-related demand.

Top detractors from performance:
↓	Hong Kong was the sole absolute detractor by country, due to Techtronic Industries.
↓	India-based information technology services firm Infosys detracted on a narrowing sales outlook and a sharp increase in the U.S. H1-B visa fees.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	44.31	4.78	9.99
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI Emerging Markets Index-NR	33.57	4.20	8.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,886,881,752
Holdings Count | $ / shares	91
Advisory Fees Paid, Amount	$ 13,620,628
Investment Company Portfolio Turnover	19.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,886,881,752
Total Number of Portfolio Holdings	91
Total Management Fee Paid	$13,620,628
Portfolio Turnover Rate	19.14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[9]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 1, 2025, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in Taiwan. Also, the Fund’s principal investment strategies were revised to reflect the Fund’s decreased exposure to the consumer discretionary and communication services sectors.
Related disclosure regarding the risks of investing in securities in Taiwan was also added to the Fund’s principal risks and disclosure regarding the risks of concentration in the consumer discretionary and communication services sectors were removed.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On May 1, 2025, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in Taiwan. Also, the Fund’s principal investment strategies were revised to reflect the Fund’s decreased exposure to the consumer discretionary and communication services sectors.
Material Fund Change Risks Change [Text Block]	Related disclosure regarding the risks of investing in securities in Taiwan was also added to the Fund’s principal risks and disclosure regarding the risks of concentration in the consumer discretionary and communication services sectors were removed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets Trust
Class Name	Class R6
Trading Symbol	FDEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Developing Markets Trust for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$123	1.00%
[10],[11]
Expenses Paid, Amount	$ 123	[10]
Expense Ratio, Percent	1.00%	[10]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Templeton Developing Markets Trust returned 45.17%. The Fund compares its performance to the  MSCI Emerging Markets Index-NR, which returned 33.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By country, South Korea, China and Taiwan were the largest absolute contributors.
↑	Sector-wise, information technology, financials and consumer discretionary.
↑	South Korean semiconductor company SK Hynix was the largest driver of performance on continued optimism on growth in artificial intelligence (AI)-related demand.

Top detractors from performance:
↓	Hong Kong was the sole absolute detractor by country, due to Techtronic Industries.
↓	India-based information technology services firm Infosys detracted on a narrowing sales outlook and a sharp increase in the U.S. H1-B visa fees.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	45.17	5.43	10.69
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI Emerging Markets Index-NR	33.57	4.20	8.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,886,881,752
Holdings Count | $ / shares	91
Advisory Fees Paid, Amount	$ 13,620,628
Investment Company Portfolio Turnover	19.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,886,881,752
Total Number of Portfolio Holdings	91
Total Management Fee Paid	$13,620,628
Portfolio Turnover Rate	19.14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 1, 2025, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in Taiwan. Also, the Fund’s principal investment strategies were revised to reflect the Fund’s decreased exposure to the consumer discretionary and communication services sectors.
Related disclosure regarding the risks of investing in securities in Taiwan was also added to the Fund’s principal risks and disclosure regarding the risks of concentration in the consumer discretionary and communication services sectors were removed.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On May 1, 2025, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in Taiwan. Also, the Fund’s principal investment strategies were revised to reflect the Fund’s decreased exposure to the consumer discretionary and communication services sectors.
Material Fund Change Risks Change [Text Block]	Related disclosure regarding the risks of investing in securities in Taiwan was also added to the Fund’s principal risks and disclosure regarding the risks of concentration in the consumer discretionary and communication services sectors were removed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets Trust
Class Name	Advisor Class
Trading Symbol	TDADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Developing Markets Trust for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$138	1.13%
[13],[14]
Expenses Paid, Amount	$ 138	[13]
Expense Ratio, Percent	1.13%	[13]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Templeton Developing Markets Trust returned 44.96%. The Fund compares its performance to the  MSCI Emerging Markets Index-NR, which returned 33.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By country, South Korea, China and Taiwan were the largest absolute contributors.
↑	Sector-wise, information technology, financials and consumer discretionary.
↑	South Korean semiconductor company SK Hynix was the largest driver of performance on continued optimism on growth in artificial intelligence (AI)-related demand.

Top detractors from performance:
↓	Hong Kong was the sole absolute detractor by country, due to Techtronic Industries.
↓	India-based information technology services firm Infosys detracted on a narrowing sales outlook and a sharp increase in the U.S. H1-B visa fees.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	44.96	5.30	10.53
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI Emerging Markets Index-NR	33.57	4.20	8.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,886,881,752
Holdings Count | $ / shares	91
Advisory Fees Paid, Amount	$ 13,620,628
Investment Company Portfolio Turnover	19.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,886,881,752
Total Number of Portfolio Holdings	91
Total Management Fee Paid	$13,620,628
Portfolio Turnover Rate	19.14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[15]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 1, 2025, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in Taiwan. Also, the Fund’s principal investment strategies were revised to reflect the Fund’s decreased exposure to the consumer discretionary and communication services sectors.
Related disclosure regarding the risks of investing in securities in Taiwan was also added to the Fund’s principal risks and disclosure regarding the risks of concentration in the consumer discretionary and communication services sectors were removed.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On May 1, 2025, disclosure was added to the Fund’s principal investment strategies to reflect the Fund’s increased exposure to securities in Taiwan. Also, the Fund’s principal investment strategies were revised to reflect the Fund’s decreased exposure to the consumer discretionary and communication services sectors.
Material Fund Change Risks Change [Text Block]	Related disclosure regarding the risks of investing in securities in Taiwan was also added to the Fund’s principal risks and disclosure regarding the risks of concentration in the consumer discretionary and communication services sectors were removed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.

[8]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.

[14]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[15]
*	Does not include derivatives, except purchased options, if any.